Income Taxes - Provision for (Recovery of) Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current income tax
Current year expense	$ 144.1	$ 200.6
Adjustments to prior years’ income taxes	5.1	(22.6)
Current income tax	149.2	178.0
Deferred income tax
Origination and reversal of temporary differences	(108.1)	(22.5)
Adjustments to prior years' deferred income taxes	(1.6)	24.3
Change in tax rate related to U.S. tax reform	0.0	222.4
Other	4.7	6.1
Deferred income tax	(105.0)	230.3
Provision for income taxes	$ 44.2	$ 408.3